SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                            OF THE LISTED PORTFOLIO:

                              ---------------------


DWS Variable Series II:
    DWS Balanced VIP

--------------------------------------------------------------------------------

The following information supplements the existing disclosure for DWS Balanced VIP contained in the "Fund Ownership of Portfolio Managers" and "Conflicts of Interest" subsection under the "Management of the Fund" section of the Portolio's Statements of Additional Information (SAIs):

Portfolio Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by Nikolaus Poehlmann and Udo Rosendahl in the Portfolio as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of October 31, 2009.

Name of                       Dollar Range of        Dollar Range of All DWS
Portfolio Manager            Fund Shares Owned          Fund Shares Owned
-----------------            -----------------          -----------------

Nikolaus Poehlmann                   $0                        $0
Udo Rosendahl                        $0                        $0

Because the Portfolio's portfolio managers are not resident in the US, they generally do not invest in US registered investment companies, such as the Portfolio, on account of US tax and other regulatory limitations applicable to foreign investors.

Conflicts of Interest

In addition to managing the assets of the Portfolio, the Portfolio's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each of Nikolaus Poehlmann and Udo Rosendahl, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by them. Total assets attributed to the portfolio managers in the tables below include total assets of each account managed by them, although the managers may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of October 31, 2009.

Other SEC Registered Investment Companies Managed:

                                                                       Number of
                              Number of        Total Assets of    Investment Company
                              Registered          Registered         Accounts with      Total Assets of
Name of Portfolio             Investment          Investment      Performance-Based       Performance-
Manager                       Companies           Companies               Fee          Based Fee Accounts
-------                       ---------           ---------               ---          ------------------

Nikolaus Poehlmann                4             $1,835,918,779             0                   $0
Udo Rosendahl                     4             $1,835,918,779             0                   $0

Other Pooled Investment Vehicles Managed:

                                                                      Number of Pooled
                               Number of                             Investment Vehicle
                                Pooled          Total Assets of         Accounts with      Total Assets of
                              Investment       Pooled Investment     Performance-Based       Performance-
Name of Portfolio Manager      Vehicles             Vehicles                 Fee          Based Fee Accounts
-------------------------      --------             --------                 ---          ------------------

Nikolaus Poehlmann                 8             $1,635,166,346               1              $409,242,341
Udo Rosendahl                      3             $2,018,976,721               0                   $0



Other Accounts Managed:

                                                                       Number of Other
                                                                        Accounts with      Total Assets of
                               Number of     Total Assets of Other    Performance-Based      Performance-
Name of Portfolio Manager   Other Accounts          Accounts                 Fee          Based Fee Accounts
-------------------------   --------------          --------                 ---          ------------------

Nikolaus Poehlmann                 0                   $0                     0                   $0
Udo Rosendahl                      0                   $0                     0                   $0



               Please Retain This Supplement for Future Reference

December 21, 2009